WADDELL & REED ADVISORS FUNDS

Supplement dated July 10, 2007 to the
Statement of Additional Information
for
Waddell & Reed Advisors Asset Strategy Fund, Inc. (dated 10/31/06)
Waddell & Reed Advisors Cash Management, Inc. (dated 1/31/07)
Waddell & Reed Advisors Continental Income Fund, Inc. (dated 10/31/06)
Waddell & Reed Advisors Fixed Income Funds, Inc. (dated 1/31/07)
Waddell & Reed Advisors Funds, Inc. (dated 1/31/07)
Waddell & Reed Advisors Global Bond Fund, Inc. (dated 1/31/07)
Waddell & Reed Advisors High Income Fund, Inc. (dated 1/31/07)
Waddell & Reed Advisors International Growth Fund, Inc. (dated 10/31/06)
Waddell & Reed Advisors Municipal Bond Fund, Inc. (dated 1/31/07)
Waddell & Reed Advisors Municipal High Income Fund, Inc. (dated 1/31/07)
Waddell & Reed Advisors New Concepts Fund, Inc. (dated 10/31/06)
Waddell & Reed Advisors Retirement Shares, Inc. (dated 10/31/06)
Waddell & Reed Advisors Small Cap Fund, Inc. (dated 10/31/06)
Waddell & Reed Advisors Select Funds, Inc. (dated 10/31/06)
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. (dated 10/31/06)
Waddell & Reed Advisors Vanguard Fund, Inc. (dated 10/31/06)
Waddell & Reed InvestEd Portfolios, Inc. (dated 5/1/07)
W&R Target Funds, Inc. (dated 5/1/07)

The following information regards the membership of the Board of Directors of the Corporation:

Effective May 23, 2007, the Boards of Directors elected Jarold W. Boettcher a Director of each of the Funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc., overseeing 46 funds in the Advisors Fund Complex. Mr. Boettcher, age 66, is President of Boettcher Enterprises, Inc. (agriculture products and services) and President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor) (both since 1979), and President of Boettcher Aerial, Inc. (Aerial Ag Applicator) (since 1983). He is Director of Guaranty State Bank & Trust Co. and of Guaranty, Inc. Mr. Boettcher is Trustee of Kansas Public Employees Retirement System. He is Trustee of the Ivy Funds (16 portfolios overseen) and Director of Ivy Funds, Inc. (12 portfolios overseen).

Effective July 1, 2007, Linda K. Graves has resigned from the Board of Directors of each of the Funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc.

At a meeting held February 28, 2007, the Boards of Directors of each of the Funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. approved a change to the Funds' Director Emeritus and Retirement Policy to raise to age 78 the mandatory retirement age for David P. Gardner, the current Chair of the Boards of Directors.